FAIR VALUE MEASUREMENTS - Assets and liabilities that were recognized at fair value on a recurring basis (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Fair value of assets	$ 3,644	$ 1,190
FINANCIAL LIABILITIES:
Fair value of liabilities	7,075	5,900
Earn-out
FINANCIAL LIABILITIES:
Fair value of liabilities	7,075	5,900
Interest rate swap
Assets
Fair value of assets	3,644	1,107
Forward contracts
Assets
Fair value of assets		83
Level 2
Assets
Fair value of assets	3,644	1,190
Level 2 | Interest rate swap
Assets
Fair value of assets	3,644	1,107
Level 2 | Forward contracts
Assets
Fair value of assets		83
Level 3
FINANCIAL LIABILITIES:
Fair value of liabilities	7,075	5,900
Level 3 | Earn-out
FINANCIAL LIABILITIES:
Fair value of liabilities	$ 7,075	$ 5,900